Derivatives and Hedging Instruments	12 Months Ended
Dec. 31, 2013
Derivatives and Hedging Instruments

(5) Derivatives and Hedging Instruments

The Company uses derivatives as a risk management strategy to hedge its exposure to various market risks associated with both its products and operations. Derivative assets and liabilities are recorded at fair value in the Consolidated Financial Statements using valuation techniques further discussed in note 6.

Each derivative is designated by the Company as either a cash flow hedging instrument (cash flow hedge) or not qualified as a hedging instrument (nonqualifying strategies).

Cash Flow Hedges

Interest rate swaps are used by the Company to hedge against the changes in cash flows associated with variable interest rates on certain underlying fixed-maturity securities. The interest rate swaps have notional amounts and maturity dates equal to the underlying fixed-maturity securities and are deemed to be 100% effective as of December 31, 2013 and 2012. The cumulative amount of unrealized gains and losses on the effective portion of the interest rate swaps is recorded as a component of total other comprehensive income in the Consolidated Statements of Comprehensive Income.

The following table presents the components of the gains or losses related to derivatives that qualify as cash flow hedges:

Derivatives designated as	Amount of (losses) gains recognized at December 31
cash flow hedging instruments	2013	2012	2011
Interest rate swaps, net of tax (benefit) expense of ($238), ($950), and ($6,542), at December 31, 2013, 2012, and 2011, respectively	$(443)	(1,763)	(12,149)

At December 31, 2013, the Company does not expect to reclassify any pretax gains or losses on cash flow hedges into earnings during the next 12 months. Recurring interest income earned is recorded in interest and similar income, net in the Consolidated Statements of Operations. The Company has estimated $697 of interest income will be earned in 2014 from the interest rate swaps. In the event that cash flow hedge accounting is no longer applied because the derivative is no longer designated as a hedge or the hedge is not considered to be highly effective, the reclassification from accumulated other comprehensive income into earnings may be accelerated.

Nonqualifying Strategies

Option Contracts

The Company utilizes OTC options and ETOs with the objective to economically hedge certain fixed-indexed annuity and life products tied to certain indices as well as certain variable annuity guaranteed benefits. These options are not used for speculative or income generating purposes. The ETOs provide the Company flexibility to use instruments, which are exchange-cleared and allow the Company to mitigate counterparty credit risk. These options are cleared through the Options Clearing Corporation (OCC), which operates under the jurisdiction of both the Securities and Exchange Commission (SEC) and the Commodities Futures Trading Commission (CFTC). The credit rating on the OCC is currently AA+ from S&P.

As of December 31, the Company held options purchased (asset) and options sold (liability) with the following amortized cost basis, fair value, and notional amounts:

	2013	2012
Options:
Purchased (asset):
Amortized cost	$397,427	360,834
Fair value	603,043	288,296
Notional	29,396,102	19,359,512
Sold (liability):
Basis	$305,781	126,873
Fair value	415,813	78,060
Notional	25,178,432	13,969,973

Futures

The Company utilizes futures to economically hedge fixed-indexed annuity, life, and variable annuity guarantees. The futures contracts do not require an initial investment except for the initial margin described below and the Company is required to settle cash daily based on movements of the representative index, therefore, no asset or liability is recorded as of December 31, 2013 and 2012. Futures contracts are also utilized to hedge the investment risk associated with seed money.

The Company is required to post collateral as initial margin for futures contracts by the Chicago Mercantile Exchange, Chicago Board of Trade, London International Financial Futures Exchange, and the Eurex. The Company retains ownership of the collateral, but the collateral resides in an account designated by the exchange. The collateral is subject to specific exchange rules regarding rehypothecation. Collateral posted at December 31, 2013 and 2012, had a fair value of $826,227 and $412,078, respectively, and is included in fixed-maturity securities on the Consolidated Balance Sheets.

Interest Rate Swaps

The Company utilizes interest rate swaps to economically hedge certain variable annuity guarantee benefits. The Company can receive the fixed or variable rate. The interest rate swaps are traded in 10-, 20-, and 30-year maturities. The Company will only enter into OTC interest rate swap contracts with counterparties rated A- or better. Typically, the Company transacts with the same counterparties the OTC options are traded. The interest rate swap exposure can be netted with the OTC option for settlement and is subject to the rules of the International Swaps and Derivatives Association, Inc. agreements. See the option contracts section of this note for collateral management.

Total Return Swaps

The Company engages in the use of OTC TRS, which allow the parties to exchange cash flows based on a variable reference rate such as the three-month LIBOR and the return of an underlying index. The Company uses the TRS with the intent to economically hedge fixed-indexed annuity and variable annuity guarantees.

Currency Swaps

The Company utilized currency swaps in an attempt to hedge the economic currency exposure of Euro-denominated German Pfandbriefe in connection with the prepaid forward agreement discussed previously. Pfandbriefe are covered bonds issued by European banks and collateralized by pools of German mortgages. The net effect is a credit exposure to German Pfandbriefe and an income stream of U.S. dollar. The Pfandbriefe were all sold during 2012 and the related swaps were settled.

Stock Appreciation Rights

The Company also enters into contracts with Allianz SE with the objective to economically hedge risk associated with the Allianz SE stock-based compensation plan, which awards certain employees stock appreciation rights (SARs). The contracts are recorded at fair value within derivatives on the Consolidated Balance Sheets with the change in fair value recorded in change in fair value of assets and liabilities on the Consolidated Statements of Operations. As of December 31, 2013 and 2012, the Company owned 193,249 and 183,889 contracts with a cost of $15,018 and $12,753, respectively. See further discussion of the stock-based compensation plan in note 18.

Embedded Derivatives

The Company issues certain variable annuity products with guaranteed minimum benefit riders, including GMWB and GMAB, which are measured at fair value separately from the host variable annuity contract, with changes in fair value reported in change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations. These embedded derivatives are classified within account balances and future policy benefit reserves on the Consolidated Balance Sheets.

Certain fixed-indexed annuity products, variable annuity riders, and universal life policies include a market value liability option (MVLO), which is essentially an embedded derivative with equity-indexed features. This embedded derivative is reported within account balances and future policy benefit reserves on the Consolidated Balance Sheets with changes in fair value reported in change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations.

The Company bifurcates and separately records an embedded derivative related to certain CDOs. This embedded derivative is recorded within derivatives on the Consolidated Balance Sheets, with changes in fair value reported in change in fair value of assets and liabilities on the Consolidated Statements of Operations.

Forward Commitments

The Company had previously utilized forward commitments, on a limited basis, for the generation of income through certain actively managed portfolios. Forward commitments of $0, $0, and $140,471 were settled by the Company during 2013, 2012, and 2011, respectively. There were no outstanding forward commitments reported within derivatives on the Consolidated Balance Sheets as of December 31, 2013 and 2012, respectively. Realized gains and losses on the sale of forward commitments and any change in fair value are reported within change in fair value of assets and liabilities on the Consolidated Statements of Operations.

The following table presents the balance sheet location and the fair value of the derivatives, including embedded derivatives, for both cash flow hedges and nonqualifying strategies as of December 31:

	Fair value
	2013	2012
Derivatives designated as cash flow hedging instruments
Interest rate swaps	$1,570	2,251

Total cash flow hedging instruments	1,570	2,251

Derivatives designated as nonqualifying hedging instruments and certain hedged items, net
OTC	184,313	211,032
ETO	381	(2,572)
SAR	2,536	1,777
GMWB	(45,772)	(957,865)
GMAB	(107,973)	(345,703)
MVLO	(11,756,097)	(9,657,994)
CDO embedded derivative	3,819	3,938
TRS	(24,405)	(47,759)
Other embedded derivative	1,903	2,526
Interest rate swaps	(730,399)	39,131

Total nonqualifying hedging instruments	(12,471,694)	(10,753,489)

Total derivative instruments	$(12,470,124)	(10,751,238)

Location in Consolidated Balance Sheets
Derivatives	$831,707	490,149
Account balances and future policy benefit reserves	(11,909,842)	(10,961,562)
Derivative liability	(1,391,989)	(279,825)

Total derivative instruments	$(12,470,124)	(10,751,238)

The following table presents the gains or losses recognized in income on the various nonqualifying strategies:

Derivatives
designated as		Amount of (losses) gains on
nonqualifying hedging		derivatives recognized for the
instruments and	Location in Consolidated	years ended December 31
certain hedged item, net	Statements of Operations	2013	2012	2011
MVLO	Policy fees	$568,744	518,420	408,196
MVLO	Policyholder benefits	10,191	(38,024)	(185,844)
MVLO	Change in fair value of annuity embedded derivatives	(2,677,038)	(1,165,614)	(798,291)
GMWB	Change in fair value of annuity embedded derivatives	912,073	59,087	(926,603)
GMAB	Change in fair value of annuity embedded derivatives	166,904	(33,658)	(259,744)

	Total change in fair value of annuity embedded derivatives	(1,598,061)	(1,140,185)	(1,984,638)

OTC	Change in fair value of assets and liabilities	(479,713)	(198,790)	213,500
ETO	Change in fair value of assets and liabilities	(11,538)	(119,830)	(148,046)
Futures	Change in fair value of assets and liabilities	1,693,399	(14,930)	(600,321)
SAR	Change in fair value of assets and liabilities	1,823	1,292	(938)
CDO embedded derivative	Change in fair value of assets and liabilities	(119)	(33)	(128)
Other embedded derivatives	Change in fair value of assets and liabilities	(623)	(2,151)	1,965
Forward commitments	Change in fair value of assets and liabilities	—	—	(473)
Interest rate swaps	Change in fair value of assets and liabilities	(684,511)	39,610	317,242
TRS	Change in fair value of assets and liabilities	391,726	152,174	38,346
Currency swaps	Change in fair value of assets and liabilities	—	(16,829)	(25,471)

	Total change in fair value of freestanding and other derivatives	910,444	(159,487)	(204,324)

	Total derivative loss, net	$(108,682)	(819,276)	(1,966,610)

Offsetting Assets and Liabilities

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets under GAAP. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy.

The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis on the Consolidated Balance Sheets.

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	December 31, 2013
				Gross amounts not
				offset in the Balance
				Sheet
		Gross	Net amounts
	Gross	amounts	presented		Collateral
	amounts	offset in the	in the	Financial	pledged/	Net
	recognized	Balance Sheet	Balance Sheet	instruments (1)	received	amounts
Derivative assets	$823,449	—	823,449	(700,630)	(103,612)	19,207
Derivative liabilities	(1,391,989)	—	(1,391,989)	700,630	690,015	(1,344)

Net derivatives	$(568,540)	—	(568,540)	—	586,403	17,863

	December 31, 2012
				Gross amounts not
				offset in the Balance
				Sheet
		Gross	Net amounts
	Gross	amounts	presented		Collateral
	amounts	offset in the	in the	Financial	pledged/	Net
	recognized	Balance Sheet	Balance Sheet	instruments (1)	received	amounts
Derivative assets	$481,908	—	481,908	(259,700)	(220,433)	1,775
Derivative liabilities	(279,825)	—	(279,825)	259,700	16,072	(4,053)

Net derivatives	$202,083	—	202,083	—	(204,361)	(2,278)

(1)	Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the gross amounts of assets or liabilities as presented in the Consolidated Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral.